Note 10 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Effective United States Tax on U.S. Source Shipping	2.00%
Effective Tax on U.S. Source Shipping, Amount	$ 44,268	$ 28,475